Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 28, 2017	Sep. 29, 2016
Operating activities
Net income	$ 54,812	$ 26,332
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	27,637	20,353
Loss on extinguishment of debt	5,442	153
Loss on asset disposals	0	451
Amortization of tenant improvement allowances	(2,366)	(1,871)
Deferred income taxes	9,575	4,530
Stock based compensation expense	3,553	2,206
Changes in operating assets and liabilities:
Receivables, net	(14,082)	(10,816)
Inventories, net	(101,918)	(29,041)
Other assets	(1,590)	(1,787)
Trade accounts payable	90,780	18,488
Accrued expenses	(3,097)	27,599
Income taxes	(9,767)	2,253
Deferred revenue	11,145	4,890
Deferred rent	7,778	2,849
Tenant improvement allowances	4,878	4,281
Other	83	62
Net cash provided by operating activities	82,863	70,932
Investing activities
Purchases of fixed assets	(69,639)	(52,240)
Net cash used in investing activities	(69,639)	(52,240)
Financing activities
Borrowings on revolving line of credit	175,300	134,750
Payments on revolving line of credit	(187,200)	(164,650)
Proceeds from term loans	0	12,000
Payments on term loans	(196,625)	(900)
Debt issuance costs	(993)	(199)
Net proceeds from initial public offering	192,083	0
Proceeds from exercise of stock options	4,327	338
Net cash used in financing activities	(13,108)	(18,661)
Net (decrease) increase in cash and cash equivalents	116	31
Cash and cash equivalents, beginning of the period	451	318
Cash and cash equivalents, end of the period	567	349
Supplemental disclosures of cash flow information
Cash paid for interest	13,742	4,856
Cash paid for income taxes	13,942	8,688
Fixed assets accrued at the end of the period	10,350	7,308
Fixed assets acquired as part of lease—paid for by lessor	$ 1,786	$ 0